Document And Entity Information	Nov. 30, 2020
Document Information [Line Items]
Entity, Registrant Name	OXFORD IMMUNOTEC GLOBAL PLC
Document, Type	8-K
Document, Period End Date	Nov. 30, 2020
Entity, File Number	001-36200
Entity, Tax Identification Number	98-1133710
Entity, Address, Address Line One	94C Innovation Drive
Entity, Address, Address Line Two	Milton Park
Entity, Address, City or Town	Abingdon
Entity, Address, Postal Zip Code	OX14 4RZ
Entity, Address, Country	GB
City Area Code	44 (0)
Local Phone Number	1235 442780
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Shares
Trading Symbol	OXFD
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001586049